                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10597
                                  ---------------------------------------------

                       Tax-Managed Mid-Cap Core Portfolio
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260
                                                   ----------------------------

Date of fiscal year end:  October 31, 2003
                        --------------------------
Date of reporting period:  April 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.5%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising Agencies -- 2.3%
--------------------------------------------------------------
Omnicom Group, Inc.                         9,100  $   563,290
--------------------------------------------------------------
                                                   $   563,290
--------------------------------------------------------------
Airlines -- 0.9%
--------------------------------------------------------------
SkyWest, Inc.                              18,300  $   234,057
--------------------------------------------------------------
                                                   $   234,057
--------------------------------------------------------------
Banks - Regional -- 4.7%
--------------------------------------------------------------
City National Corp.                         5,000  $   205,850
SouthTrust Corp.                            9,900      265,924
Southwest Bancorporation of Texas,
Inc.(1)                                    12,300      417,954
Synovus Financial Corp.                    13,800      268,686
--------------------------------------------------------------
                                                   $ 1,158,414
--------------------------------------------------------------
Basic Materials -- 1.7%
--------------------------------------------------------------
Vulcan Materials Co.                       11,800  $   412,646
--------------------------------------------------------------
                                                   $   412,646
--------------------------------------------------------------
Broadcasting and Radio -- 2.4%
--------------------------------------------------------------
Cox Radio, Inc. Class A(1)                 26,400  $   602,184
--------------------------------------------------------------
                                                   $   602,184
--------------------------------------------------------------
Business Services - Miscellaneous -- 7.6%
--------------------------------------------------------------
ChoicePoint, Inc.(1)                       14,266  $   503,304
Fair Isaac Corp.                            5,800      302,064
Fiserv, Inc.(1)                            12,200      359,168
SEI Investments Co.                         9,500      250,135
The Reynolds and Reynolds Co. Class A      16,100      463,841
--------------------------------------------------------------
                                                   $ 1,878,512
--------------------------------------------------------------
Computer Services -- 2.0%
--------------------------------------------------------------
PeopleSoft, Inc.(1)                        15,300  $   229,959
SunGard Data Systems, Inc.(1)              12,000      258,000
--------------------------------------------------------------
                                                   $   487,959
--------------------------------------------------------------
Computer Software -- 1.0%
--------------------------------------------------------------
National Instruments Corp.(1)               7,600  $   243,808
--------------------------------------------------------------
                                                   $   243,808
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Computers - Integrated Systems -- 4.9%
--------------------------------------------------------------
Adobe Systems, Inc.                        11,900  $   411,264
Affiliated Computer Services, Inc.(1)       8,700      414,990
Jack Henry & Associates, Inc. Class A      29,000      377,870
--------------------------------------------------------------
                                                   $ 1,204,124
--------------------------------------------------------------
Cosmetics and Toiletries -- 1.8%
--------------------------------------------------------------
Alberto-Culver Co. Class A                  9,500  $   452,960
--------------------------------------------------------------
                                                   $   452,960
--------------------------------------------------------------
Education -- 1.6%
--------------------------------------------------------------
Education Management Corp.(1)               8,000  $   390,560
--------------------------------------------------------------
                                                   $   390,560
--------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.7%
--------------------------------------------------------------
Amphenol Corp. Class A(1)                   9,300  $   411,897
--------------------------------------------------------------
                                                   $   411,897
--------------------------------------------------------------
Electronics - Semiconductors -- 3.1%
--------------------------------------------------------------
Microchip Technology, Inc.                 22,950  $   477,131
QLogic Corp.(1)                             6,400      281,536
--------------------------------------------------------------
                                                   $   758,667
--------------------------------------------------------------
Engineering and Construction -- 2.3%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)          13,700  $   563,755
--------------------------------------------------------------
                                                   $   563,755
--------------------------------------------------------------
Finance - Investment Management -- 6.9%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)         13,000  $   602,030
Ambac Financial Group, Inc.                 9,900      577,665
Legg Mason, Inc.                            9,500      515,850
--------------------------------------------------------------
                                                   $ 1,695,545
--------------------------------------------------------------
Food - Wholesale / Distribution -- 2.3%
--------------------------------------------------------------
Performance Food Group Co.(1)              16,000  $   561,280
--------------------------------------------------------------
                                                   $   561,280
--------------------------------------------------------------
Gas Distribution -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              7,600  $   283,936
--------------------------------------------------------------
                                                   $   283,936
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Healthcare Services -- 4.7%
--------------------------------------------------------------
First Health Group Corp.(1)                20,300  $   508,515
WellPoint Health Networks, Inc.(1)          8,700      660,678
--------------------------------------------------------------
                                                   $ 1,169,193
--------------------------------------------------------------
Household Products -- 1.0%
--------------------------------------------------------------
Estee Lauder Companies Inc., (The),
Class A                                     7,400  $   240,500
--------------------------------------------------------------
                                                   $   240,500
--------------------------------------------------------------
Industrial Gases -- 1.9%
--------------------------------------------------------------
Praxair, Inc.                               8,000  $   464,640
--------------------------------------------------------------
                                                   $   464,640
--------------------------------------------------------------
Insurance -- 3.0%
--------------------------------------------------------------
Ace Ltd.                                   22,200  $   734,376
--------------------------------------------------------------
                                                   $   734,376
--------------------------------------------------------------
Insurance Brokers -- 1.4%
--------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.            14,200  $   354,858
--------------------------------------------------------------
                                                   $   354,858
--------------------------------------------------------------
Manufacturing -- 7.6%
--------------------------------------------------------------
Danaher Corp.                               7,100  $   489,758
Dover Corp.                                21,100      606,414
Harsco Corp.                               10,500      361,935
Nucor Corp.                                10,000      408,500
--------------------------------------------------------------
                                                   $ 1,866,607
--------------------------------------------------------------
Medical - Hospitals -- 2.0%
--------------------------------------------------------------
Health Management Associates, Inc. Class
A                                          29,700  $   506,682
--------------------------------------------------------------
                                                   $   506,682
--------------------------------------------------------------
Medical Products -- 2.7%
--------------------------------------------------------------
Patterson Dental Co.(1)                     9,600  $   385,632
Renal Care Group, Inc.(1)                   8,900      288,360
--------------------------------------------------------------
                                                   $   673,992
--------------------------------------------------------------
Medical Services / Supplies -- 2.5%
--------------------------------------------------------------
DENTSPLY International, Inc.               16,300  $   610,435
--------------------------------------------------------------
                                                   $   610,435
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Multi-Utilities -- 2.3%
--------------------------------------------------------------
Questar Corp.                              19,000  $   573,800
--------------------------------------------------------------
                                                   $   573,800
--------------------------------------------------------------
Office Electronics / Technology -- 1.0%
--------------------------------------------------------------
Zebra Technologies Corp. Class A(1)         3,600  $   240,012
--------------------------------------------------------------
                                                   $   240,012
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.9%
--------------------------------------------------------------
Apache Corp.                               10,725  $   614,006
Devon Energy Corp.                              0           10
EOG Resources, Inc.                        12,800      478,464
Newfield Exploration Co.(1)                10,600      364,534
--------------------------------------------------------------
                                                   $ 1,457,014
--------------------------------------------------------------
Publishing -- 1.2%
--------------------------------------------------------------
The New York Times Co. Class A              6,500  $   301,470
--------------------------------------------------------------
                                                   $   301,470
--------------------------------------------------------------
Retail - Discount -- 1.9%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,600  $   464,984
--------------------------------------------------------------
                                                   $   464,984
--------------------------------------------------------------
Retail - Restaurants -- 4.2%
--------------------------------------------------------------
Brinker International, Inc.(1)             16,900  $   536,575
Sonic Corp.(1)                             18,400      496,984
--------------------------------------------------------------
                                                   $ 1,033,559
--------------------------------------------------------------
Retail - Specialty and Apparel -- 3.4%
--------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               13,600  $   537,336
Tiffany & Co.                              10,700      296,818
--------------------------------------------------------------
                                                   $   834,154
--------------------------------------------------------------
Telecommunications -- 1.1%
--------------------------------------------------------------
CenturyTel, Inc.                            9,500  $   279,775
--------------------------------------------------------------
                                                   $   279,775
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Transportation -- 1.4%
--------------------------------------------------------------
Expeditors International of Washington,
Inc.                                        9,900  $   359,954
--------------------------------------------------------------
                                                   $   359,954
--------------------------------------------------------------
Total Common Stocks
   (identified cost $23,316,684)                   $24,069,599
--------------------------------------------------------------
Total Investments -- 97.5%
   (identified cost $23,316,684)                   $24,069,599
--------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%             $   620,425
--------------------------------------------------------------
Net Assets -- 100.0%                               $24,690,024
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $23,316,684)         $24,069,599
Cash                                        1,168,681
Receivable for investments sold               179,538
Interest and dividends receivable               8,355
Prepaid expenses                                   15
-----------------------------------------------------
TOTAL ASSETS                              $25,426,188
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   717,419
Payable to affiliate for Trustees' fees           155
Accrued expenses                               18,590
-----------------------------------------------------
TOTAL LIABILITIES                         $   736,164
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $24,690,024
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $23,937,109
Net unrealized appreciation (computed on
   the basis of identified cost)              752,915
-----------------------------------------------------
TOTAL                                     $24,690,024
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $    86,797
Interest                                        1,331
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    88,128
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    85,264
Trustees' fees and expenses                       197
Custodian fee                                  17,549
Legal and accounting services                   9,773
Miscellaneous                                     135
-----------------------------------------------------
TOTAL EXPENSES                            $   112,918
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (24,790)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,208,996)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,208,996)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,142,038
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,142,038
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   933,042
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   908,252
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (24,790) $           (49,816)
   Net realized loss                            (1,208,996)            (577,498)
   Net change in unrealized
      appreciation (depreciation)                2,142,038           (1,389,123)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        908,252  $        (2,016,437)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     10,065,319  $        19,978,729
   Withdrawals                                  (3,432,559)            (913,290)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      6,632,760  $        19,065,439
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      7,541,012  $        17,049,002
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $     17,149,012  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $     24,690,024  $        17,149,012
-------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.07%(2)                1.68%(2)
   Net investment loss                  (0.23)%(2)              (0.81)%(2)
Portfolio Turnover                         33%                     13%
-----------------------------------------------------------------------------
TOTAL RETURN(3)                          4.55%                 (14.72)%
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $24,690                 $17,149
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Mid-Cap Core Fund held an approximate 35.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 64.5%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and ask prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $85,264. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,921,215 and $6,797,619, respectively, for the six months ended April 30, 2003.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $23,316,684
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,514,626
    Gross unrealized depreciation                (761,711)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   752,915
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2003.

INVESTMENT MANAGEMENT

TAX-MANAGED MID-CAP CORE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

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ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED MID-CAP CORE PORTFOLIO


By:   /s/ James B. Hawkes
     -----------------------------
      James B. Hawkes
      President


Date:  June 18, 2003
     -----------------------------
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michelle A. Alexander
     -----------------------------
      Michelle A. Alexander
      Treasurer


Date:    June 18, 2003
     -----------------------------


By:   /s/ James B. Hawkes
     -----------------------------
      James B. Hawkes
      President


Date:  June 18, 2003
     -----------------------------